LEASES	12 Months Ended
Dec. 31, 2022
Leases
LEASES

NOTE 9 - LEASES

The Company and its subsidiaries, Foresight Ltd. and Eye Net, currently has 3-year leases for their offices with options to extend the leases for another 3 years. The lease for Foresight Ltd. and Eye Net ends on March 31, 2027 and December 15, 2027, respectively. The Company also currently leases several vehicles, each for a term of 3 years. The Company has no finance leases.

Supplemental cash flow information related to operating leases was as follows:

Year Ended December 31, 2022
Cash payments for operating leases	$550
New operating lease assets obtained in exchange for operating lease liabilities	$—

As of December 31, 2022, the Company’s operating leases had a weighted average remaining lease term of 2.7 years and a weighted average discount rate of 5%. Future lease payments under operating leases as of December 31, 2022, were as follows:

Operating Leases
2023	$527
2024	491
2025	483
2026	483
2027	218
Total future lease payments	2,202
Less imputed interest	(199)
Total lease liability balance	$2,003